SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-          SUBSEQUENT EVENTS

1.
On January 2, 2025, the Board of Directors of PainReform approved an increase to the Company’s ATM program, pursuant to a written board’s approval dated October 14, 2024. The program allows offerings of up to $4.0 million, of which the Company raised approximately $0.9 million between January 1 and March 31, 2025.

2.
On February 17, 2025, the Company entered into a business acquisition agreement (the “Agreement”) with BladeRanger Ltd. (“BLRN”), a public Israeli company, to acquire 100% of the business activities associated with its AI-based solar analytics platform, DeepSolar. As part of the acquisition, the company received all rights, title and interest in agreements, intellectual property, accounts receivable, equipment, customer relationships, the "MyDeepSolar" application and platform, and all related assets, as defined in the Agreement.

In consideration, the Company agreed to issue to BLRN in accordance with the terms of the Agreement:

(1) 178,769 ordinary shares,

(2) 223,792 pre-funded warrants,

(3) 685,004 milestone pre-funded warrants,

(4) 1,087,565 warrants-A to purchase ordinary shares

(5) 1,087,565 warrants-B to purchase ordinary shares.

The Company entered into employment agreements with certain BLRN employees. Under the Agreement, BLRN and its assignees may not exercise any of the warrants if such exercise results in holding over 9.99% of our issued and outstanding share capital. The acquisition closed on March 5, 2025.

3.	On February 20, 2025, the Company’s Board of Directors approved the following resolutions:

-          An increase in the Company’s authorized share capital by an additional 7,500,000 ordinary shares with no par value, subject to approval by the shareholders at a general meeting scheduled for April 3, 2025. Upon approval, the total authorized share capital will be 10,000,000 ordinary shares with no par value.

-          An increase in the Company’s employee option pool to 400,000 options for ordinary shares.

-          The grant of 66,000 options under the Company’s 2019 Equity Incentive Plan to officers and employees. The options have an exercise price of $3.10 and a 10-year term.